RESEARCH AND DEVELOPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
RESEARCH AND DEVELOPMENT [Abstract]
RESEARCH AND DEVELOPMENT

NOTE 7 - RESEARCH AND DEVELOPMENT

On April 1, 2013, the Company entered into an engineering contract for the hardware and software development of our next generation HDR device called the HDR+.  The device is to be used by government and enterprise customers to capture all forms of machine readable data as well as the facial and fingerprint biometric information of persons. The total development costs for HDR+ will amount to $430,000 which will be financed through equity and debt financing. As of March 31, 2014, the Company has paid $2,474 in cash which has been recorded as research and development expense.

7. RESEARCH AND DEVELOPMENT

On April 1, 2013, the Company entered into an engineering contract for the hardware and software development of our next generation HDR device called the HDR+.   The device is to be used by government and enterprise customers to capture all forms of machine readable data as well as the facial and fingerprint biometric information of persons. The total development costs for HDR+ will amount to approximately $430,000. As of December 31, 2013, the Company has paid $44,000 in cash which has been recorded as research and development expense.